Remuneration and other benefits paid to the Bank’s directors and senior managers - Pre-retirement and retirement (Details) - Ms. Ana Botin-Sanz de Sautuola y O'Shea	12 Months Ended
Dec. 31, 2020 period
Remuneration of key personnel
Period for Malus and Clawback	5 years
Directors
Remuneration of key personnel
Annual contribution, percentage of average variable remuneration	30.00%
Directors | Maximum
Remuneration of key personnel
Number of annual periods used as basis for variable remuneration	3